Annual Total Returns- Vanguard Dividend Growth Fund (Investor) [BarChart] - Investor - Vanguard Dividend Growth Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.43%	10.39%	31.53%	11.85%	2.62%	7.53%	19.33%	0.18%	30.95%	12.06%